LONG-TERM INVESTMENTS - consolidated balance sheets and income statements of the Kaixin (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of the consolidated balance sheets and income statements of the Kaixin which we have a significant equity method investment
Total current assets	$ 74,257	$ 74,257	$ 88,947
Total non-current assets	95,918	95,918	124,726
Total assets	170,175	170,175	213,673
Total current liabilities	33,100	33,100	81,103
Total non-current liabilities	63	63	3,826
Total liabilities	33,163	33,163	84,929
Total Kaixin Auto Holding' shareholders' equity	149,637	149,637	105,157
Non-controlling interests	(12,625)	(12,625)	23,587
Total shareholders' equity	137,012	137,012	128,744	$ 125,233	$ 180,938
Revenues		32,219	18,106	15,085
Gross profit		25,380	14,655	8,367
Pre-tax loss		(45,374)	(16,935)	(29,012)
Net loss		9,365	(22,120)	(107,488)
Net loss attributable to shareholders		13,663	$ (19,220)	$ (51,097)
KaixinAutoHoldingsMember
Summary of the consolidated balance sheets and income statements of the Kaixin which we have a significant equity method investment
Total current assets	58,937	58,937
Total non-current assets	15,223	15,223
Total assets	74,160	74,160
Total current liabilities	29,383	29,383
Total non-current liabilities	6,698	6,698
Total liabilities	36,081	36,081
Total Kaixin Auto Holding' shareholders' equity	29,662	29,662
Non-controlling interests	8,417	8,417
Total shareholders' equity	38,079	$ 38,079
Revenues	251,801
Gross profit	5,255
Pre-tax loss	(52,478)
Net loss	(51,749)
Net loss attributable to shareholders	$ (52,400)